Contingent Liabilities and Financial Commitments - Summary of Engle Progeny Cases (Parenthetical) (Details)	12 Months Ended	36 Months Ended
	Dec. 31, 2016 AdverseJudgement	Dec. 31, 2019 Case AdverseJudgement
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases remain undecided		15
Number of cases decided or closed		12
Total number of cases affirmed in favour of plaintiffs		6
Number of cases reversed for possible retrial on punitive damages		1
Number of cases reversed for new trial		1
Number of cases reversed to reduce of compensatory damages by comparative fault		1
Number of cases reversed for reinstatement		1
Number of cases voluntarily dismissed		1
Number of cases involuntarily dismissed		1
Number of adverse judgments appealed by RJRT | AdverseJudgement		40
Number of adverse judgments rendered | AdverseJudgement	2
RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases remain undecided		16
Number of cases decided or closed		24
Total number of cases affirmed in favour of plaintiffs		13
Number of cases reversed for possible retrial on punitive damages		1
Number of cases reversed for new trial		1
Number of cases reversed to reduce of compensatory damages by comparative fault		1
Number of cases reversed for reinstatement		2
Number of cases voluntarily dismissed		3
Number of adverse judgments appealed by RJRT | AdverseJudgement		40
Number of case reversed on punitive damages		1
Number of reversed for the trial court to vacate the punitive damages award and judgment paid		1
Number of cases not appealed that are now closed		8